Debt - Components of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Long-term debt principal	$ 3.1	$ 67.1
Net unamortized discount, premium and debt issuance costs	(0.1)	0.7
Long-term debt carrying amount	$ 3.0	67.8
Mortgages and notes payable | Non-recourse
Long-Term Debt
Interest rate (as a percent)	4.00%
Long-term debt principal	$ 3.1	67.1
Net unamortized discount, premium and debt issuance costs	(0.1)	0.7
Long-term debt carrying amount	$ 3.0	$ 67.8